LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of right of use assets

	Original values
			Decrease
Type of good	At the beginning	Increase		At the end

Machinery and equipment	20	1	(1)	20
Total at 12.31.2022	20	1	(1)	20
Total at 12.31.2021	13	7	-	20

	Amortization
Type of good	At the beginning	For the year	At the end

Machinery and equipment	(8)	(3)	(11)
Total at 12.31.2022	(8)	(3)	(11)
Total at 12.31.2021	(3)	(5)	(8)

	Net book values
Type of good	At 12.31.2022	At 12.31.2021

Machinery and equipment	9	12
Total at 12.31.2022	9
Total at 12.31.2021		12

Schedule of lease liabilities

	12.31.2022	12.31.2021
At the beginning of the year	13	12
Increases	1	6
Result from measurement at present value (1)	2	-
Reversal of unused amounts	(1)	-
Payments	(3)	(5)
At the end of the year	12	13

(1)	Included in Other financial results.

Schedule of lease liabilities payments by maturity

12.31.2022
Three months to one year	1
One to two years	1
Two to three years	3
Three to four years	2
Four to five years	2
More than five years	14
Total	23

Schedule of lease receivables by maturity

12.31.2022
Less than three months	1
Three months to one year	5
One to two years	5
Two to three years	7
Three to four years	5
Total	23

Schedule of future minimum operating lease

12.31.2022
Three months to one year	1
One to two years	1
More than three years	1
Total	3